Financial risk management objectives and policies - Narrative (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage increase in interest rate	0.50%	0.50%
Percentage decrease in interest rate	0.50%	0.50%
Egyptian Pound (EGP)
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage decrease in foreign currency assumptions	60.00%
Naira (NGN)
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage decrease in foreign currency assumptions	80.00%
Euro, Algerian Dinar, West African CFA franc And Ugandan Shilling
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of reasonably possible increase in risk assumption	5.00%
Percentage of reasonably possible decrease in risk assumption	5.00%
Algerian Dinar, Kenyan Shilling, Ugandan Shilling, Nigerian Naira, South African Rand, UAE Dirham and Tunisian Dinar
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of reasonably possible increase in risk assumption	5.00%
Percentage of reasonably possible decrease in risk assumption	5.00%
Kenyan Shilling, Nigerian Naira, South African Rand, Ghanaian Cedi And Eqyptian Pound
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Bottom of Range
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage increase in functional currency rate	5.00%
Percentage decrease in functional currency rate	5.00%
Bottom of Range | Euro, Algerian Dinar, West African CFA franc And Ugandan Shilling
Disclosure of risk management strategy related to hedge accounting [line items]
Actual valuation fluctuation	(5.50%)
Bottom of Range | South African Rand, Moroccan Dirham, Kenys Shilling, Ghanaian Cedi and Tunisian Dinar
Disclosure of risk management strategy related to hedge accounting [line items]
Actual valuation fluctuation	7.50%
Bottom of Range | Algerian Dinar, Kenyan Shilling, Ugandan Shilling, Nigerian Naira, South African Rand, UAE Dirham and Tunisian Dinar
Disclosure of risk management strategy related to hedge accounting [line items]
Actual valuation fluctuation	(2.50%)
Bottom of Range | Kenyan Shilling, Nigerian Naira, South African Rand, Ghanaian Cedi And Eqyptian Pound
Disclosure of risk management strategy related to hedge accounting [line items]
Actual valuation fluctuation	10.90%
Top of Range
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage increase in functional currency rate	10.00%
Percentage decrease in functional currency rate	10.00%
Top of Range | Euro, Algerian Dinar, West African CFA franc And Ugandan Shilling
Disclosure of risk management strategy related to hedge accounting [line items]
Actual valuation fluctuation	1.70%
Top of Range | South African Rand, Moroccan Dirham, Kenys Shilling, Ghanaian Cedi and Tunisian Dinar
Disclosure of risk management strategy related to hedge accounting [line items]
Actual valuation fluctuation	27.10%
Top of Range | Algerian Dinar, Kenyan Shilling, Ugandan Shilling, Nigerian Naira, South African Rand, UAE Dirham and Tunisian Dinar
Disclosure of risk management strategy related to hedge accounting [line items]
Actual valuation fluctuation	4.90%
Top of Range | Kenyan Shilling, Nigerian Naira, South African Rand, Ghanaian Cedi And Eqyptian Pound
Disclosure of risk management strategy related to hedge accounting [line items]
Actual valuation fluctuation	31.10%